PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
14.	PROPERTY, PLANT AND EQUIPMENT

The components of property, plant and equipment are as follows:

	As at December 31, 2012 (successor)
	Cost	Accumulated depreciation, amortization and impairment	Net book value
Buildings and land
Specialty printing papers and newsprint	$224.5	$2.7	$221.8
Pulp	9.8	0.1	9.7
Machinery and equipment
Specialty printing papers and newsprint	384.9	9.9	375.0
Pulp	5.3	0.2	5.1
	$624.5	$12.9	$611.6

	As at September 30, 2012 (successor)
	Cost	Accumulated depreciation, amortization and impairment	Net book value
Buildings and land
Specialty printing papers and newsprint	$221.7	$–	$221.7
Pulp	9.6	–	9.6
Machinery and equipment
Specialty printing papers and newsprint	379.5	–	379.5
Pulp	3.3	–	3.3
	$614.1	$–	$614.1

	As at December 31, 2011 (predecessor)
	Cost	Accumulated depreciation, amortization and impairment	Net book value
Buildings and land
Specialty printing papers and newsprint	$574.6	$396.0	$178.6
Pulp	98.8	96.3	2.5
Machinery and equipment
Specialty printing papers and newsprint	2,756.2	2,568.7	187.5
Pulp	785.2	767.5	17.7
	$4,214.8	$3,828.5	$386.3

Machinery and equipment with a net carrying amount of $7.3 million on December 31, 2012 and $7.5 million on September 30, 2012 (2011 – $9.6 million) were held under capital leases. These assets had a cost of $7.5 million on December 31, 2012 and September 30, 2012 (2011 – $15.1 million) and accumulated depreciation and amortization of $0.2 million on December 31, 2012 and $nil million on September 30, 2012 (2011 – $5.5 million).

Interest capitalized in connection with capital projects was $nil for both 2012 and 2011.

Property, plant and equipment are pledged as collateral against the long-term debt of the company. See note 18, Long-term debt, for detailed disclosure of the collateral arrangements of the company.